Net Pension Assets - Summary of Net Pension Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit asset (liability) [line items]
Pension assets	$ 28,339	$ 23,794
Employee benefits liability	(23,248)	(20,609)
Net pension asset	5,091	3,185
Post employment benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(22,568)	(19,997)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (680)	$ (612)